CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation expense	¥ 28,023	¥ 230,440	¥ 345,503
Cost of Revenues
Share-based compensation expense	2,294	4,352	6,420
Selling Expenses
Share-based compensation expense	13,290	21,870	28,848
General and Administrative Expenses
Share-based compensation expense	¥ 12,439	¥ 204,218	¥ 339,689